Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Commitments and contingencies
14.	Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were US$2,039, US$6,151 and US$11,476 during the years ended December 31, 2012, 2013 and 2014, respectively.

 As of December 31, 2014, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
US$
2015	11,568
2016	7,581
2017	1,399
2018	951
2019 and thereafter	569
Total	22,068

Other than those shown above, the Group did not have any significant unrecognized uncertain tax positions, capital and other commitments, long-term obligations, or guarantees as of December 31, 2013 and 2014.

(b)	Contingencies

Beginning on December 11, 2014, several putative shareholder class action lawsuits, were filed in the United States District Courts for the Southern District of New York and the Eastern District of New York against the Company, certain current and former officers and directors of the Company, and underwriters in IPO, captioned Lu v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9826 (S.D.N.Y.) (filed on December 11, 2014); Yim v. Jumei International Holding Limited et al., Civil Action No. 14 CV 7269 (E.D.N.Y.) (filed on December 12, 2014, voluntarily dismissed by plaintiffs on March 9, 2015); Yin v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9957 (S.D.N.Y.) (filed on December 17, 2014); and Brock v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9993 (S.D.N.Y.) (filed on December 18, 2014).  The complaints in the above-mentioned putative shareholder class action lawsuits allege that the Company's registration statement for IPO and/or certain subsequent press releases, financial statements, and other disclosures made by the Company contained material misstatements or omissions in violation of the federal securities laws.

The actions remain at preliminary stages. The managements believe the cases are without merit. As of December 31, 2014, no losses with respect to this contingency were accrued.

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group's financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group's view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Group's financial position, results of operations and cash flows for the periods in which the unfavorable outcome occurred, and in future periods.